Segment reporting - Schedule of non-current assets by geography (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 1,284,599	€ 980,203
Goodwill	572,274	455,908	€ 425,220
Goodwill
Disclosure of operating segments [line items]
Goodwill	256,270	239,709	227,230
Brands with an indefinite useful life
Disclosure of operating segments [line items]
Goodwill	162,832	168,694	€ 158,864
Brands with an indefinite useful life | Thom Browne
Disclosure of operating segments [line items]
Goodwill	206,699	214,141
South Korea | Brands with an indefinite useful life | Thom Browne
Disclosure of operating segments [line items]
Goodwill	24,003
EMEA
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	359,174	281,749
EMEA | Italy
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	211,394	178,714
EMEA | Netherlands
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	1,328	1,909
North America
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	739,044	549,634
North America | United States
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	730,090	546,362
Latin America
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	4,926	5,147
APAC
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	181,455	143,673
APAC | Greater China Region
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	113,134	103,621
APAC | Japan
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	18,415	21,339
APAC | South Korea
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets)	€ 27,624	€ 0